SHARE CAPITAL (Details 2) (CAD)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	12,000,000	16,000,000	12,000,000	17,000,000
Weighted average number of shares outstanding diluted
Weighted average shares outstanding	824,000,000	806,000,000	822,000,000	797,000,000
Effect of dilutive options (in shares)	10,000,000	11,000,000	10,000,000	12,000,000
Diluted weighted average shares outstanding	834,000,000	817,000,000	832,000,000	809,000,000
Stock options
Antidilutive securities
Antidilutive securities excluded from the diluted earnings per common share calculation (in shares)	5,945,800	6,353,550	7,183,912	6,353,550
Weighted average exercise price of antidilutive securities (in Canadian dollars per share)	48.80	44.85	48.12	44.85